Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 35,592	$ 26,991
Less: Accumulated depreciation	(20,997)	(19,954)
Property, plant, and equipment, net	14,595	7,037
Continuing Operations
Property, Plant and Equipment [Line Items]
Property, plant, and equipment, net	14,595	7,037
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	338	1,691
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	2,213	2,246
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	285	132
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	16,896	15,532
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,696	1,805
Internal use software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	11,311	1,719
Construction and software development in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 2,853	$ 3,866